Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
	2022	2021
Intangible assets
Cost	$13,136	$14,060
Accumulated amortization	(2,851)	(1,709)
Additions, at cost	-	157
Amortization current year	(1,471)	(1,415)
Intangible assets, net	$8,814	$11,093

Schedule of amortization
Year	Amortization	Net carrying value
2023	$1,314	$7,500
2024	1,314	6,186
2025	1,314	4,872
2026	1,314	3,558
2027	1,314	2,244